13 Taxes (Details 4) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Taxes [Abstract]
Calculated until February 2020	R$ 3,805,985
Calculated from March to June 2020	121,838
Total	121,838
Current	121,838
Noncurrent	R$ 3,805,985